Other disclosures - Share-based payment schemes - General Terms and Conditions of Launched Programmes (Details)	12 Months Ended
	Dec. 31, 2019 DKK (kr) shares kr / shares	Dec. 31, 2018 DKK (kr) shares kr / shares	Dec. 31, 2017 DKK (kr) shares kr / shares	Aug. 01, 2019 DKK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	10,069,149.000000
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	2,148,580	100,000
Value at launch date | kr				kr 660,000,000
Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	1,751,331
Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	4,280,657
2019 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	2,148,580
Value per share at launch (DKK per share) | kr / shares	kr 307
Vesting period	3 years 6 months
Value at launch date | kr	kr 660,000,000
2019 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	508,398
Value per share at launch (DKK per share) | kr / shares	kr 298
Vesting period	3 years
Value at launch date | kr	kr 152,000,000
2019 Shares allocated to pool | Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	1,300,333
Value per share at launch (DKK per share) | kr / shares	kr 298
Vesting period	3 years
Value at launch date | kr	kr 387,000,000
2018 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		0 years
2018 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	411,090	411,090
Value per share at launch (DKK per share) | kr / shares		kr 280
Vesting period		3 years
Value at launch date | kr	kr 115,000,000	kr 115,000,000
2018 Shares allocated to pool | Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	1,114,455	1,114,455
Value per share at launch (DKK per share) | kr / shares		kr 280
Vesting period		3 years
Value at launch date | kr	kr 312,000,000	kr 312,000,000
2017 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			0 years
2017 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	356,195		356,195
Value per share at launch (DKK per share) | kr / shares			kr 213
Vesting period			3 years
Value at launch date | kr	kr 76,000,000		kr 76,000,000
2017 Shares allocated to pool | Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares)	761,826		761,826
Value per share at launch (DKK per share) | kr / shares			kr 213
Vesting period			3 years
Value at launch date | kr	kr 162,000,000		kr 162,000,000